Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Registrant Name	dei_EntityRegistrantName	Oppenheimer Global High Yield Fund
Central Index Key	dei_EntityCentralIndexKey	0001530245
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 27, 2018
Prospectus Date	rr_ProspectusDate	Sep. 27, 2018